Taxation - Summary of taxation by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
Current taxation	€ 2,432	€ 2,722	€ 2,008
Deferred taxation	(251)	(1,059)	3,122
Effective tax amount	2,181	1,662	5,130
Netherlands
Disclosure of income taxes [line items]
Current taxation	454	601	498
Deferred taxation	65	(141)	901
Effective tax amount	519	460	1,399
Rest of the world
Disclosure of income taxes [line items]
Current taxation	1,977	2,121	1,510
Deferred taxation	(315)	(918)	2,221
Effective tax amount	€ 1,662	€ 1,202	€ 3,731